CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 39,590	¥ 274,873	¥ 46,873
Time deposits	53,601	372,150	167,078
Prepaid expenses and other current assets	9,472	65,766	42,130
Total current assets	102,663	712,789	256,081
Non-current assets:
Held-to-maturity security	1,000	6,943
Property and equipment, net	5,988	41,576	25,012
Intangible assets, net	667	4,629	2,608
Goodwill	608	4,223	4,223
Other non-current assets	773	5,367	3,626
Total non-current assets	9,036	62,738	35,469
Total assets	111,699	775,527	291,550
Current liabilities:
Deferred revenues (including deferred revenue of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB264,411 and RMB653,413 as of December 31, 2015, and 2016 respectively, Note 1)	94,111	653,413	264,411
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB51,678 and RMB82,308 as of December 31, 2015 and 2016, respectively, Note 1)	23,984	166,524	84,323
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of RMB18,660 and RMB14,268 as of December 31, 2015 and 2016, respectively, Note 1)	2,725	18,923	20,314
Total current liabilities	120,820	838,860	369,048
Non-current liabilities:
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of RMB7,765 and RMB33,706 as of December 31, 2015 and 2016, respectively, Note 1)	4,855	33,706	7,765
Deferred tax liabilities	33	226	380
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of nil and RMB251 as of December 31, 2015 and 2016, respectively, Note 1)	276	1,918	674
Total non-current liabilities	5,164	35,850	8,819
Total liabilities	125,984	874,710	377,867
Commitments and contingencies
Mezzanine equity:
Mezzanine equity			478,962
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 500,000,000 and 1,500,000,000 shares (including 1,000,000,000 Class A shares, 350,000,000 Class B shares and 150,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2015 and 2016, respectively; 72,267,532 and 300,833,124 shares (including 65,064,128 Class A shares and 235,768,996 Class B shares) issued and outstanding as of December 31, 2015 and 2016, respectively)	28	196	45
Additional paid-in capital	149,972	1,041,259
Accumulated other comprehensive income	4,658	32,338	4,638
Accumulated deficit	(168,943)	(1,172,976)	(569,962)
Total shareholders' deficit	(14,285)	(99,183)	(565,279)
Total liabilities, mezzanine equity and shareholders' deficit	$ 111,699	¥ 775,527	291,550
Series A Preferred Shares
Mezzanine equity:
Mezzanine equity			30,996
Series B Preferred Shares
Mezzanine equity:
Mezzanine equity			87,263
Series C Preferred Shares
Mezzanine equity:
Mezzanine equity			231,296
Series D Preferred Shares
Mezzanine equity:
Mezzanine equity			¥ 129,407